                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-21122

                        Clarion Value Fund Master, LLC
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                 Daniel Heflin
                        Clarion Value Fund Master, LLC
                                230 Park Avenue
                              New York, NY 10169
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-883-2500

Date of fiscal year end: October 31, 2006

Date of reporting period: April 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Report(s) to Stockholders.

-------------------------------
CLARION VALUE FUND, INC.
-------------------------------

Officers and Directors

Frank L. Sullivan, Jr.
Chairman of the Board of Directors

Daniel Heflin
President, Chief Executive Officer and Director

Stephen Baines
Vice President

Jerry Chang
Chief Compliance Officer

Joanne M. Vitale
Vice President

Ryan Martin
Chief Financial Officer

Stephen C. Asheroff
Director

Steven N. Fayne
Director

I. Trevor Rozowsky
Director

-------------------------------
Investment Adviser

   ING Clarion Capital, LLC
   230 Park Avenue
   New York, NY 10169

-------------------------------
Administrator

   The Bank of New York
   101 Barclay Street
   New York, NY 10286

-------------------------------
Custodian

   The Bank of New York
   100 Colonial Center Parkway
   Lake Mary, FL 32746
-------------------------------

-------------------------------
CLARION VALUE FUND, INC.

-------------------------------
   Semi-Annual Report
April 30, 2006 (unaudited)

                           CLARION VALUE FUND, INC.
        c/o ING Clarion Capital / 230 Park Avenue / New York, NY 10169
                               Tel 212-883-2500

June 2006

CLARION VALUE FUND, INC

Dear Shareholder,

Enclosed is the Semi-annual Report for the Clarion Value Fund, Inc. (the "Fund"). This report covers the period from November 1, 2005 through April 30, 2006. As of April 30, 2006, the net asset value of the Clarion Value Fund Master, LLC (the "Master Fund"), wherein all assets of the Fund are invested was $534,066,845 which included investments in 140 fixed income securities, with a net investment value of $527,975,245. The Master Fund also has $27,019,891 of other assets (including cash and cash equivalents) net of liabilities.

For the six months ending April 30, 2006, the Fund generated a net total return of 2.45% compared to a return of 0.64% for the Lehman Brothers Aggregate Bond Index and 3.79% for the CSFB High Yield Index. Since the inception of the Fund (December 21, 1994), the portfolio generated a net annual return of 10.01% compared to an annual return of 6.92% for the Lehman Brothers Aggregate Bond Index and 8.14% for the CSFB High Yield Index.

Market Summary

ING Clarion believes that CMBS issuance will remain very strong. According to Morgan Stanley, by year end it is expected that $160 billion of CMBS will have been issued in 2006, resulting in record issuance. This is expected to bring the total size of the CMBS market to over $600 billion. Year to date April 30, 2006 issuance has been $52 billion.

The recovery in real estate market fundamentals is broadening, although there are increasing property sector and regional differences. The retail sector has been the leader over the past two years. We expect favorable economic and demographic trends to continue supporting this sector over the near-term. The office sector is showing a strong recovery in occupancy levels. However, high levels of tenant improvements and leasing commissions associated with the increase in leasing activity are likely to impact cash flows over the next 12-18 months. The multifamily sector continues to struggle. Market fundamentals remain soft with vacancy well above the historically perceived market equilibrium rate of 5.0%. According to Property & Portfolio Research, as of first quarter 2006, the multifamily vacancy rate was 6.0% with rent growth of 0.9%. The multifamily sector faces sustained competition from continued low mortgage rates and the growing homeownership rate in the primary renter cohort. As a result, we anticipate the multifamily sector will continue to struggle in the near-term until occupancy improves and concessions burn-off

Portfolio Summary

From a credit perspective, the average credit rating of the Master Fund is BBB. Since November 1, 2005, 29 securities have been upgraded with five downgrades. For the six months ended April 30, 2006, the Fund made monthly distributions to shareholders at an annual rate of 8.09%. Since the inception of the Fund, it has made distributions at an average annual rate of 8.42%.

With regard to term structure exposure versus the benchmark, as of April 30, 2006, the portfolio had a weighted average life of 6.69 years, while the Lehman Brothers Aggregate Index had a weighted average life of 7.15 years and the CSFB High Yield Index had a weighted average life of 6.21 years. The modified duration of the Fund was 4.89 years, while the Lehman Brothers Aggregate Index had a modified duration of 4.72 years and the CSFB High Yield Index had a modified duration of 4.32 years.

As of April; 30, 2006, the portfolio was constructed of 43.25% investment grade securities and 56.75% below-investment grade securities. The Fund's spread to Treasuries was 247 basis points, while the Lehman Brothers Aggregate Index spread to Treasuries was 59 basis points and the CSFB High Yield Index spread to Treasuries was 325 basis points. ING Clarion believes that the Fund will continue to outperform the Lehman Brothers Aggregate Index, as well as the CSFB High Yield Index, over full market cycles.

If you have any questions regarding the Fund, please call me or Frank Healy at 212-883-2715.

Daniel Heflin
President

PERFORMANCE INFORMATION

    Growth in Value of a $10,000 Investment in the Clarion Value Fund, the
      Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index

                            [GRAPHIC APPEARS HERE]

                   Cumulative Return                                    Value of $10,000
                   Lehman Aggregate                                     Lehman Aggregate CSFB High Yield
Date        Fund         Index       CSFB High Yield    Date     Fund        Index            Index
----       ------  ----------------- --------------- ---------- ------- ---------------- ---------------
  12/31/94                                             12/31/94 $10,000     $10,000          $10,000
 1/31/1995   1.71%         1.98%           1.05%      1/31/1995 $10,171     $10,198          $10,105
 2/28/1995   4.21%         4.41%           3.54%      2/28/1995 $10,421     $10,441          $10,354
 3/31/1995   5.12%         5.04%           4.71%      3/31/1995 $10,512     $10,504          $10,471
 4/30/1995   6.55%         6.51%           7.03%      4/30/1995 $10,655     $10,651          $10,703
 5/31/1995  10.96%        10.64%          10.05%      5/31/1995 $11,096     $11,064          $11,005
 6/30/1995  11.99%        11.44%          10.77%      6/30/1995 $11,199     $11,144          $11,077
 7/31/1995  11.47%        11.20%          12.49%      7/31/1995 $11,147     $11,120          $11,249
 8/31/1995  12.62%        12.54%          12.81%      8/31/1995 $11,262     $11,254          $11,281
 9/30/1995  13.89%        13.64%          14.10%      9/30/1995 $11,389     $11,364          $11,410
10/31/1995  15.69%        15.11%          15.37%     10/31/1995 $11,569     $11,511          $11,537
11/30/1995  17.72%        16.84%          15.91%     11/30/1995 $11,772     $11,684          $11,591
12/31/1995  19.68%        18.48%          17.38%     12/31/1995 $11,968     $11,848          $11,738
 1/31/1996  20.69%        19.26%          19.62%      1/31/1996 $12,069     $11,926          $11,962
 2/29/1996  19.00%        17.18%          20.25%      2/29/1996 $11,900     $11,718          $12,025
 3/31/1996  18.54%        16.36%          19.92%      3/31/1996 $11,854     $11,636          $11,992
 4/30/1996  18.31%        15.71%          20.57%      4/30/1996 $11,831     $11,571          $12,057
 5/31/1996  18.77%        15.48%          21.55%      5/31/1996 $11,877     $11,548          $12,155
 6/30/1996  19.94%        17.03%          21.82%      6/30/1996 $11,994     $11,703          $12,182
 7/31/1996  20.52%        17.34%          22.91%      7/31/1996 $12,052     $11,734          $12,291
 8/31/1996  22.30%        17.14%          24.25%      8/31/1996 $12,230     $11,714          $12,425
 9/30/1996  23.85%        19.18%          26.39%      9/30/1996 $12,385     $11,918          $12,639
10/31/1996  27.54%        21.83%          27.45%     10/31/1996 $12,754     $12,183          $12,745
11/30/1996  30.85%        23.91%          29.44%     11/30/1996 $13,085     $12,391          $12,944
12/31/1996  30.58%        22.76%          31.96%     12/31/1996 $13,058     $12,276          $13,196
 1/31/1997  30.84%        23.14%          32.93%      1/31/1997 $13,084     $12,314          $13,293
 2/28/1997  33.06%        23.45%          35.43%      2/28/1997 $13,306     $12,345          $13,543
 3/31/1997  32.76%        22.08%          33.91%      3/31/1997 $13,276     $12,208          $13,391
 4/30/1997  36.18%        23.91%          35.10%      4/30/1997 $13,618     $12,391          $13,510
 5/31/1997  38.34%        25.09%          37.82%      5/31/1997 $13,834     $12,509          $13,782
 6/30/1997  41.43%        26.57%          39.69%      6/30/1997 $14,143     $12,657          $13,969
 7/31/1997  38.92%        29.99%          42.65%      7/31/1997 $13,892     $12,999          $14,265
 8/31/1997  38.91%        28.89%          43.42%      8/31/1997 $13,891     $12,889          $14,342
 9/30/1997  42.58%        30.79%          46.26%      9/30/1997 $14,258     $13,079          $14,626
10/31/1997  44.95%        32.69%          46.25%     10/31/1997 $14,495     $13,269          $14,625
11/30/1997  44.88%        33.30%          47.29%     11/30/1997 $14,488     $13,330          $14,729
12/31/1997  45.00%        34.65%          48.63%     12/31/1997 $14,500     $13,465          $14,863
 1/31/1998  48.04%        36.37%          51.15%      1/31/1998 $14,804     $13,637          $15,115
 2/28/1998  48.14%        36.26%          52.33%      2/28/1998 $14,814     $13,626          $15,233
 3/31/1998  49.42%        36.72%          53.09%      3/31/1998 $14,942     $13,672          $15,309
 4/30/1998  48.69%        37.44%          54.24%      4/30/1998 $14,869     $13,744          $15,424
 5/31/1998  50.22%        38.74%          54.70%      5/31/1998 $15,022     $13,874          $15,470
 6/30/1998  51.54%        39.92%          55.03%      6/30/1998 $15,154     $13,992          $15,503
 7/31/1998  51.70%        40.21%          56.11%      7/31/1998 $15,170     $14,021          $15,611
 8/31/1998  52.76%        42.50%          45.51%      8/31/1998 $15,276     $14,250          $14,551
 9/30/1998  54.12%        45.83%          45.50%      9/30/1998 $15,412     $14,583          $14,550
10/31/1998  47.19%        45.06%          42.60%     10/31/1998 $14,719     $14,506          $14,260
11/30/1998  45.19%        45.89%          49.83%     11/30/1998 $14,519     $14,589          $14,983
12/31/1998  46.82%        46.33%          49.49%     12/31/1998 $14,682     $14,633          $14,949
 1/31/1999  48.07%        47.36%          50.89%      1/31/1999 $14,807     $14,736          $15,089
 2/28/1999  46.42%        44.79%          50.58%      2/28/1999 $14,642     $14,479          $15,058
 3/31/1999  47.65%        45.58%          51.95%      3/31/1999 $14,765     $14,558          $15,195
 4/30/1999  48.66%        46.05%          55.31%      4/30/1999 $14,866     $14,605          $15,531
 5/31/1999  49.94%        44.76%          53.63%      5/31/1999 $14,994     $14,476          $15,363
 6/30/1999  49.80%        44.30%          53.71%      6/30/1999 $14,980     $14,430          $15,371
 7/31/1999  49.72%        43.69%          53.78%      7/31/1999 $14,972     $14,369          $15,378
 8/31/1999  49.84%        43.62%          52.41%      8/31/1999 $14,984     $14,362          $15,241
 9/30/1999  51.66%        45.29%          51.24%      9/30/1999 $15,166     $14,529          $15,124
10/31/1999  51.75%        45.83%          50.50%     10/31/1999 $15,175     $14,583          $15,050
11/30/1999  52.19%        45.81%          52.55%     11/30/1999 $15,219     $14,581          $15,255
12/31/1999  53.29%        45.11%          54.39%     12/31/1999 $15,329     $14,511          $15,439
 1/31/2000  53.18%        44.63%          53.77%      1/31/2000 $15,318     $14,463          $15,377
 2/29/2000  56.95%        46.38%          54.73%      2/29/2000 $15,695     $14,638          $15,473
 3/31/2000  60.35%        48.31%          52.41%      3/31/2000 $16,035     $14,831          $15,241
 4/30/2000  60.21%        47.88%          52.18%      4/30/2000 $16,021     $14,788          $15,218
 5/31/2000  61.22%        47.81%          49.74%      5/31/2000 $16,122     $14,781          $14,974
 6/30/2000  64.71%        50.88%          53.10%      6/30/2000 $16,471     $15,088          $15,310
 7/31/2000  66.56%        52.26%          54.54%      7/31/2000 $16,656     $15,226          $15,454
 8/31/2000  69.77%        54.47%          55.57%      8/31/2000 $16,977     $15,447          $15,557
 9/30/2000  71.29%        55.44%          54.14%      9/30/2000 $17,129     $15,544          $15,414
10/31/2000  73.13%        56.46%          49.35%     10/31/2000 $17,313     $15,646          $14,935
11/30/2000  76.76%        59.03%          43.46%     11/30/2000 $17,676     $15,903          $14,346
12/31/2000  77.08%        61.99%          46.35%     12/31/2000 $17,708     $16,199          $14,635
 1/31/2001  79.54%        64.63%          55.11%      1/31/2001 $17,954     $16,463          $15,511
 2/28/2001  81.72%        66.06%          56.68%      2/28/2001 $18,172     $16,606          $15,668
 3/31/2001  83.12%        66.89%          53.56%      3/31/2001 $18,312     $16,689          $15,356
 4/30/2001  80.92%        66.19%          51.96%      4/30/2001 $18,092     $16,619          $15,196
 5/31/2001  82.26%        67.19%          55.00%      5/31/2001 $18,226     $16,719          $15,500
 6/30/2001  83.67%        67.82%          52.60%      6/30/2001 $18,367     $16,782          $15,260
 7/31/2001  88.58%        71.58%          54.23%      7/31/2001 $18,858     $17,158          $15,423
 8/31/2001  91.07%        73.56%          56.39%      8/31/2001 $19,107     $17,356          $15,639
 9/30/2001  89.20%        75.57%          46.53%      9/30/2001 $18,920     $17,557          $14,653
 10/1/2001  93.58%        79.24%          49.87%      10/1/2001 $19,358     $17,924          $14,987
11/30/2001  90.80%        76.76%          54.71%     11/30/2001 $19,080     $17,676          $15,471
12/21/2001  89.71%        75.63%          54.81%     12/21/2001 $18,971     $17,563          $15,481
 1/31/2002  92.13%        77.06%          56.25%      1/31/2002 $19,213     $17,706          $15,625
 2/28/2002  95.99%        78.77%          55.15%      2/28/2002 $19,599     $17,877          $15,515
 3/31/2002  91.88%        75.81%          58.70%      3/31/2002 $19,188     $17,581          $15,870
 4/30/2002  97.75%        79.22%          61.22%      4/30/2002 $19,775     $17,922          $16,122
 5/31/2002 100.11%        80.74%          60.65%      5/31/2002 $20,011     $18,074          $16,065
  6/1/2002 104.58%        82.31%          55.05%       6/1/2002 $20,458     $18,231          $15,505
  7/1/2002 110.16%        84.52%          50.61%       7/1/2002 $21,016     $18,452          $15,061
  8/1/2002 116.14%        87.64%          52.56%       8/1/2002 $21,614     $18,764          $15,256
  9/1/2002 122.32%        90.68%          50.68%       9/1/2002 $22,232     $19,068          $15,068
 10/1/2002 121.25%        89.80%          49.76%      10/1/2002 $22,125     $18,980          $14,976
11/30/2002 118.29%        89.74%          57.68%     11/30/2002 $21,829     $18,974          $15,768
12/31/2002 123.04%        93.67%          59.60%     12/31/2002 $22,304     $19,367          $15,960
 1/31/2003 123.03%        93.84%          63.95%      1/31/2003 $22,303     $19,384          $16,395
 2/28/2003 127.74%        96.52%          66.37%      2/28/2003 $22,774     $19,652          $16,637
 3/31/2003 127.92%        96.36%          70.62%      3/31/2003 $22,792     $19,636          $17,062
 4/30/2003 129.64%        97.99%          79.33%      4/30/2003 $22,964     $19,799          $17,933
 5/31/2003 137.71%       101.67%          81.93%      5/31/2003 $23,771     $20,167          $18,193
 6/30/2003 137.39%       101.27%          87.24%      6/30/2003 $23,739     $20,127          $18,724
 7/31/2003 127.10%        94.51%          85.73%      7/31/2003 $22,710     $19,451          $18,573
 8/31/2003 127.63%        95.79%          87.81%      8/31/2003 $22,763     $19,579          $18,781
 9/30/2003 135.89%       100.98%          92.94%      9/30/2003 $23,589     $20,098          $19,294
10/31/2003 134.99%        99.11%          96.87%     10/31/2003 $23,499     $19,911          $19,687
11/30/2003 136.23%        99.59%          99.57%     11/30/2003 $23,623     $19,959          $19,957
12/31/2003 140.30%       101.62%         104.18%     12/31/2003 $24,030     $20,162          $20,418
 1/31/2004 144.24%       103.24%         108.15%      1/31/2004 $24,424     $20,324          $20,815
 2/29/2004 147.96%       105.43%         108.25%      2/29/2004 $24,796     $20,543          $20,825
 3/31/2004 151.60%       106.97%         109.64%      3/31/2004 $25,160     $20,697          $20,964
 4/30/2004 144.41%       101.59%         109.35%      4/30/2004 $24,441     $20,159          $20,935
 5/31/2004 143.92%       100.79%         106.04%      5/31/2004 $24,392     $20,079          $20,604
 6/30/2004 146.83%       101.93%         109.24%      6/30/2004 $24,683     $20,193          $20,924
 7/31/2004 149.90%       103.93%         111.92%      7/31/2004 $24,990     $20,393          $21,192
 8/31/2004 157.90%       107.82%         115.37%      8/31/2004 $25,790     $20,782          $21,537
 9/30/2004 164.25%       108.38%         118.64%      9/30/2004 $26,425     $20,838          $21,864
10/31/2004 169.95%       110.14%         122.40%     10/31/2004 $26,995     $21,014          $22,240
11/30/2004 167.48%       108.45%         125.23%     11/30/2004 $26,748     $20,845          $22,523
12/31/2004 170.61%       110.37%         128.61%     12/31/2004 $27,061     $21,037          $22,861
 1/31/2005 172.85%       111.70%         128.56%      1/31/2005 $27,285     $21,170          $22,856
 2/28/2005 173.95%       110.45%         131.58%      2/28/2005 $27,395     $21,045          $23,158
 3/31/2005 173.82%       109.37%         126.04%      3/31/2005 $27,382     $20,937          $22,604
 4/30/2005 178.58%       112.20%         123.81%      4/30/2005 $27,858     $21,220          $22,381
 5/31/2005 183.54%       114.49%         126.56%      5/31/2005 $28,354     $21,449          $22,656
 6/30/2005 186.69%       115.67%         130.34%      6/30/2005 $28,669     $21,567          $23,034
 7/31/2005 185.19%       113.71%         133.50%      7/31/2005 $28,519     $21,371          $23,350
 8/31/2005 189.22%       116.45%         134.71%      8/31/2005 $28,922     $21,645          $23,471
 9/30/2005 187.77%       114.22%         132.43%      9/30/2005 $28,777     $21,422          $23,243
10/31/2005 189.35%       112.52%         130.25%     10/31/2005 $28,935     $21,252          $23,025
11/30/2005 191.02%       113.46%         131.83%     11/30/2005 $29,102     $21,346          $23,183
12/31/2005 192.81%       115.49%         133.76%     12/31/2005 $29,281     $21,549          $23,376
 1/31/2006 193.84%       115.42%         136.77%      1/31/2006 $29,384     $21,542          $23,677
 2/28/2006 194.76%       116.22%         139.15%      2/28/2006 $29,476     $21,622          $23,915
 3/31/2006 193.77%       114.02%         141.00%      3/31/2006 $29,377     $21,402          $24,100
 4/30/2006 194.83%      113.711%         142.62%      4/30/2006 $29,483     $21,371          $24,262

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The CSFB High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market.

Unlike the returns of the Fund, the returns of the Lehman Brothers Aggregate Bond Index and the CSFB High Yield Index do not include the adverse effects of shareholder transactions costs and fund operating expenses.


                                     Six Months Ended  Five Years Ended     Inception to
                                      April 30, 2006  April 30, 2006 (a) April 30, 2006 (b)
                                     ---------------- ------------------ ------------------
Clarion Value Fund, Inc.                   1.90%             9.58%             10.03%
Lehman Brothers Aggregate Bond Index        .56%             5.16%              6.92%
CSFB High Yield Index                      5.37%             9.80%              8.14%

(a) Average annual total return
(b) Average annual total return from commencement of Fund operations (December 21, 1994)

"Total Return" is calculated including reinvestment of all dividends and distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor's original cost. The performance information and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CLARION VALUE FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

Assets
   Investment in Clarion Value Fund Master, LLC ("Master Fund"), at Value    $464,453,642
                                                                             ------------
       Total Assets                                                           464,453,642
                                                                             ------------
Liabilities
   Accrued Advisory Fee - Note C                                                  736,246
   Other Accrued Expenses                                                          49,305
                                                                             ------------
       Total Liabilities                                                          785,551
                                                                             ------------
Net Assets                                                                   $463,668,091
                                                                             ============
Net Assets Consist of:
   Paid in Capital                                                           $455,254,808
   Undistributed Net Investment Income                                          9,495,099
   Accumulated Net Realized Loss                                               (8,851,637)
   Unrealized Appreciation                                                      7,769,821
                                                                             ------------
Net Assets                                                                   $463,668,091
                                                                             ============
Net Assets                                                                   $463,668,091
Common Stock
   Shares Issued and Outstanding ($0.01 par value) (Authorized 250,000,000)    50,960,313
   Net Asset Value Per Share                                                 $       9.10
                                                                             ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2006 (unaudited)

Investment Income
   Interest Income Allocated from the Master Fund                                                 $18,333,896
   Expenses Allocated from the Master Fund                                                           (217,193)
                                                                                                  -----------
       Total Investment Income                                                                     18,116,703
                                                                                                  -----------
Expenses
   Advisory Fees - Note C                                                                           1,514,789
   Audit Fees                                                                                          19,653
   Directors' Fees                                                                                     12,750
   Transfer Agent Fees - Note E                                                                         8,331
   Administrative Fees - Note D                                                                         5,951
   Other Fees                                                                                           2,481
                                                                                                  -----------
       Total Expenses                                                                               1,563,955
                                                                                                  -----------
Net Investment Income                                                                              16,552,748
                                                                                                  -----------
Realized and Unrealized Loss on Investments and Swaps Allocated From the Master Fund

   Net Realized Loss on Investments and Swaps Allocated from the Master Fund                       (3,407,643)

   Net Change in Unrealized Depreciation on Investments and Swaps Allocated from the Master Fund   (3,946,949)
                                                                                                  -----------
Net Loss on Investments and Swaps                                                                  (7,354,592)
                                                                                                  -----------
Net Increase in Net Assets Resulting from Operations                                              $ 9,198,156
                                                                                                  ===========

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             Six Months
                                                                                               Ended
                                                                                           April 30, 2006    Year Ended
                                                                                            (unaudited)   October 31, 2005
                                                                                           -------------- ----------------
Increase in Net Assets from Operations
   Net Investment Income                                                                    $ 16,552,748    $ 31,300,552
   Net Realized Loss                                                                          (3,407,643)     (6,197,182)
   Net Change in Unrealized Depreciation                                                      (3,946,949)       (869,677)
                                                                                            ------------    ------------
       Net Increase in Net Assets Resulting from Operations                                    9,198,156      24,233,693
                                                                                            ------------    ------------
Distributions from:
   Net Investment Income                                                                     (19,071,018)    (31,122,171)
   Capital Gains                                                                                       -      (9,045,918)
                                                                                            ------------    ------------
       Total Distributions                                                                   (19,071,018)    (40,168,089)
                                                                                            ------------    ------------
Capital Share Transactions:
   Issued                                                                                     20,000,000     213,500,000
   - In Lieu of Cash Distributions                                                            13,729,119      28,498,531
   Redeemed                                                                                  (70,196,074)    (19,149,092)
                                                                                            ------------    ------------
       Net Increase (Decrease) from Capital Share Transactions                               (36,466,955)    222,849,439
                                                                                            ------------    ------------
   Total Increase (Decrease) in Net Assets                                                   (46,339,817)    206,915,043
Net Assets:
   Beginning of Period                                                                       510,007,908     303,092,865
                                                                                            ------------    ------------
   End of Period (including undistributed net investment income of $9,495,098 in 2006 and
     $12,013,369 in 2005, respectively)                                                     $463,668,091    $510,007,908
                                                                                            ============    ============
Shares Issued and Redeemed:
   Shares Issued                                                                               2,151,602      22,940,484
   - In Lieu of Cash Distributions                                                             1,493,788       3,093,735
   Shares Redeemed                                                                            (7,590,374)     (2,070,001)
                                                                                            ------------    ------------
       Net Increase (Decrease) in Capital Share Transactions                                  (3,944,984)     23,964,218
                                                                                            ============    ============

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2006 (unaudited)

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                                                         $  9,198,156
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating
     Activities:
       Net Investment Income Allocated from the Master Fund                                                      (18,116,703)
       Contributions to the Master Fund                                                                          (15,562,935)
       Withdrawals from the Master Fund                                                                           75,166,018
       Net Paydown Gain on Securities                                                                               (724,031)
       Amortization of Premium And Accretion of Discount                                                          (1,784,931)
       Increase in Accrued Advisory Fee                                                                               12,235
       Decrease in Accrued Expenses                                                                                   (4,428)
       Net Change in Unrealized Depreciation                                                                       3,946,949
       Net Realized Loss on Investments                                                                            3,407,643
                                                                                                                ------------
          Net Cash Provided by Operating Activities                                                               55,537,973
                                                                                                                ------------
Cash Flows from Financing Activities:*
   Cash Subscriptions Received                                                                                    20,000,000
   Cash Redemptions Paid                                                                                         (70,196,074)
   Net Investment Income Distributions Paid                                                                       (5,341,899)
                                                                                                                ------------
          Net Cash Used in Financing Activities                                                                  (55,537,973)
                                                                                                                ------------
Net Change in Cash                                                                                                         -
Cash at Beginning of Period                                                                                                -
                                                                                                                ------------
Cash at End of Period                                                                                           $          -
                                                                                                                ============

* Non-cash financing transactions not included herein consist of reinvestment of distributions of $13,729,119.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

CLARION VALUE FUND, INC.
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
For a Share Outstanding throughout Each Period

                                                     Six Months
                                                       Ended         Year Ended    Year Ended    Year Ended    Year Ended
                                                     30-Apr-06       October 31,   October 31,   October 31,   October 31,
                                                    (unaudited)         2005          2004          2003       2002 (1)(2)
                                                    -----------      -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period                 $   9.29         $   9.80      $   9.28      $   9.37      $   8.83
                                                     --------         --------      --------      --------      --------
Income From Investment Operations
   Net Investment Income (6)                             0.31             0.86          0.76          0.77          0.95
   Net Realized and Unrealized Gain (Loss)              (0.14)           (0.22)         0.55         (0.21)         0.25
                                                     --------         --------      --------      --------      --------
       Total Income from Investment Operations           0.17             0.64          1.31          0.56          1.20
                                                     --------         --------      --------      --------      --------
Distributions
   Net Investment Income                                (0.36)           (0.86)        (0.61)        (0.64)        (0.66)
   Capital Gains                                            -            (0.29)        (0.18)        (0.01)            -
                                                     --------         --------      --------      --------      --------
       Total Distributions                              (0.36)           (1.15)        (0.79)        (0.65)        (0.66)
                                                     --------         --------      --------      --------      --------
Net Asset Value, End of Period                       $   9.10         $   9.29      $   9.80      $   9.28      $   9.37
                                                     --------         --------      --------      --------      --------
Total Investment Return
   Net Asset Value (3)                                   1.90%            7.19%        14.88%         6.21%        14.30%
                                                     --------         --------      --------      --------      --------
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)             $463,668         $510,008      $303,093      $319,726      $338,105
   Ratio of Net Expenses to Average Net Assets           0.74%(4)(7)      0.77%(4)      0.75%(4)      0.76%(4)      0.80%(4)
   Ratio of Net Investment Income to Average Net
     Assets                                              6.88%(4)(7)      8.64%(4)      8.06%(4)      8.34%(4)      8.69%(4)
   Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets        0.00%            0.00%         0.00%         0.00%         0.03%
   Portfolio Turnover Rate (5)                              -                -             -             -            45%
                                                     --------         --------      --------      --------      --------

                                                    Year Ended
                                                    October 31,
                                                       2001
                                                    -----------
Net Asset Value, Beginning of Period                 $   8.55
                                                     --------
Income From Investment Operations
   Net Investment Income (6)                             0.70
   Net Realized and Unrealized Gain (Loss)               0.27
                                                     --------
       Total Income from Investment Operations           0.97
                                                     --------
Distributions
   Net Investment Income                                (0.69)
   Capital Gains                                            -
                                                     --------
       Total Distributions                              (0.69)
                                                     --------
Net Asset Value, End of Period                       $   8.83
                                                     --------
Total Investment Return
   Net Asset Value (3)                                  11.82%
                                                     --------
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)             $107,251
   Ratio of Net Expenses to Average Net Assets           0.79%
   Ratio of Net Investment Income to Average Net
     Assets                                              8.03%
   Ratio of Voluntary Waived Fees and Expenses
     Assumed by the Adviser to Average Net Assets        0.00%
   Portfolio Turnover Rate (5)                             63%
                                                     --------

(1) Effective July 1, 2002, the Fund combined its two existing share classes into a single class. Each Fund shareholder received common shares of equal net asset value to their Class A or Class X shares. The financial highlights presented reflect historical financial information for Class X shares prior to July 1, 2002.
(2) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and discount on debt securities. The effect of this change for the year ended October 31, 2002, was to increase net investment income per share by $0.15 and decrease net realized and unrealized gain per share by $0.15. Consequently, the ratio of net investment income to average net assets was increased from 7.28% to 8.69% on an annualized basis. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(3) Total investment return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period, and assumes dividends and distributions, if any, were reinvested at net asset value. Total return would have been lower had certain fees not been waived during certain periods.
(4) Includes the Fund's share of expenses allocated from the Master Fund.
(5) Represents the Fund's portfolio turnover rate for the periods prior to the Fund's reorganization into a Feeder Fund as described in Note A to the Financial Statements. Portfolio turnover rate for the period subsequent to the Fund's reorganization is shown in the Financial Highlights section of the Financial Statements for the Clarion Value Fund Master, LLC.
(6) Calculated based upon average shares outstanding throughout the period.
(7) Annualized.

See Notes to Financial Statements and Attached Financial Statements of Clarion
                            Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                          April 30, 2006 (unaudited)

A. Organization: The Clarion Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Prior to July 8, 1999, the Fund was registered as a closed-end management investment company. The objective of the Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Fund's common stock is not registered under the Securities Act of 1933. Through June 30, 2002 the Fund had two classes of shares, Class A and Class X. Class A Shares were offered on a private placement basis only. Class X Shares were owned by investors who purchased their interests in the Fund at the time the Fund was a closed-end Fund. Class A Shares were first issued on January 2, 2001. Effective July 1, 2002, the Fund combined the two existing share classes into a single class. Each Class A and Class X shareholder received common shares of equal net asset value to their Class A or Class X shares. For purposes of financial reporting, Class X shares have been treated as the accounting survivor.

On July 31, 2002 the Fund reorganized into a "master fund/feeder fund" structure, and Clarion Value Fund Master, LLC (the "Master Fund") was set up as the Master Fund. The existing assets of the Fund, aggregating $250,797,492 as of July 31, 2002, were transferred into the Master Fund. The Fund invests substantially all of its investable assets in the Master Fund, which has the same investment objective as the Fund. As of April 30, 2006 the Fund's proportionate interest in the net assets of the Master Fund was 87.3%. The Master Fund utilizes the services of the Adviser, ING Clarion Capital, LLC, to invest the assets of the Fund, together with the assets of Clarion Fund PLC which is also managed by the Adviser following the same investment strategy described herein.

The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, including the Portfolio of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: The Fund records its investment in the Master Fund at fair value. Valuation of the investments of the Master Fund is further discussed in note B1 to its financial statements which are attached herein.

    2. Investment Income and Expenses: The Fund records its proportionate share of the Master Fund's income, expenses, and realized and unrealized gains and losses on a daily basis. Income and expenses that are directly attributable to the Fund are recorded on the accrual basis as incurred.

    3. Federal Income Taxes: The Fund is a regulated investment company under Subchapter M of the Internal Revenue Code and distributes all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

                           CLARION VALUE FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                          April 30, 2006 (unaudited)

B. Summary of Significant Accounting Policies (continued):

    4. Distributions to Shareholders: The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date. Under the Fund's Automatic Dividend Reinvestment Plan, all dividends and capital gain distributions are automatically reinvested in additional shares at net asset value. Shareholders who do not elect to participate in such Plan will receive their dividends and distributions in cash unless the Board of Directors elects to pay such distributions in shares of the Fund's common stock.

       The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles.

    5. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis.

C. Advisory Services: Pursuant to an Investment Advisory Agreement between the Fund and the Adviser (the "Advisory Agreement"), the Adviser receives an annual advisory fee of 0.63% of the monthly average net assets of the Fund. The Adviser has agreed to waive a portion of its fee such that the total annual operating expenses of the Fund (including management fees) do not exceed 0.80% of the Fund's net asset value. Any out-of-pocket due diligence and other expenses incurred by the Adviser in directly managing the Fund's investments (which may include, but will not be limited to legal, appraisal, environmental and site visit expenses) will not be included as fund operating expenses for purposes of calculating a management fee waiver. For the six months ended
April 30, 2006, there were no waivers by the Adviser pursuant to this provision. Prior to December 1, 2001 the advisory fee was 0.65% of the Fund's average monthly net assets.

D. Administration and Custodian Services: The Bank of New York serves as the Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Transfer Agent: Unified Fund Services, Inc. serves as the Fund's Transfer Agent pursuant to a mutual fund services agreement.

F. Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss relating to these arrangements.

     See Attached Financial Statements of Clarion Value Fund Master, LLC.

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

                                                                                             Principal
                                                                                              Amount       Value (a)
                                                                                          ------------    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES (76.50%)
Bank of America-First Union National Bank Commercial Mortgage,
  Inc.                                                         6.250% due 04/11/2037 (b)  $ 12,300,000    $ 12,421,893
Commercial Mortgage Acceptance Corp.                           5.440% due 09/15/2030 (b)    12,050,000      11,870,118
CS First Boston Mortgage Securities Corp.                      6.000% due 07/15/2035 (b)    11,196,000      11,068,298
GS Mortgage Securities Corp. II                                5.232% due 04/10/2038        15,005,000      10,457,780
Banc of America Commercial Mortgage, Inc.                      6.721% due 06/11/2035 (b)     9,054,108       9,435,467
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.056% due 07/12/2035 (b)     9,507,000       8,684,797
Wachovia Bank Commercial Mortgage Trust                        4.368% due 08/15/2041         8,735,000       8,443,688
Chase Commercial Mortgage Securities Corp.                     6.600% due 12/19/2029 (b)     7,800,000       7,998,744
Mortgage Capital Funding, Inc.                                 5.750% due 12/21/2026         8,000,000       7,966,248
DLJ Commercial Mortgage Corp.                                  5.750% due 03/10/2032 (b)     8,200,000       7,961,946
Wachovia Bank Commercial Mortgage Trust                        4.932% due 04/15/2035 (b)     8,918,000       7,831,119
CS First Boston Mortgage Securities Corp.                      6.000% due 07/15/2035 (b)     8,000,000       7,750,936
Banc of America Commercial Mortgage, Inc.                      5.326% due 07/10/2045 (b)     8,385,000       7,425,764
Banc of America Commercial Mortgage, Inc.                      5.494% due 11/10/2041 (b)     8,033,500       7,410,092
Wachovia Bank Commercial Mortgage Trust                        6.101% due 10/15/2017 (b)     7,430,000       7,394,046
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.632% due 07/15/2041 (b)     7,631,000       7,313,779
Wachovia Bank Commercial Mortgage Trust                        4.932% due 04/15/2035 (b)     8,065,000       7,284,961
Wachovia Bank Commercial Mortgage Trust                        4.657% due 04/15/2042         7,500,000       7,280,925
CS First Boston Mortgage Securities Corp.                      5.736% due 05/15/2036         7,168,000       7,015,178
Chase Commercial Mortgage Securities Corp.                     6.390% due 11/18/2030 (b)     7,000,000       6,919,059
GE Capital Commercial Mortgage Corp.                           4.353% due 06/10/2048         6,840,000       6,593,596
CS First Boston Mortgage Securities Corp.                      4.947% due 12/15/2040 (b)     8,023,000       6,402,418
LB UBS Commercial Mortgage Trust                               7.585% due 03/15/2032 (b)     6,091,000       6,337,868
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.056% due 07/12/2035 (b)     7,219,000       6,330,724
Wachovia Bank Commercial Mortgage Trust                        5.031% due 11/15/2035 (b)     7,307,000       6,218,089
LB UBS Commercial Mortgage Trust                               5.224% due 07/15/2037 (b)     7,235,000       6,184,796
LB UBS Commercial Mortgage Trust                               5.224% due 0'7/15/2037 (b)    7,052,000       6,151,220
CS First Boston Mortgage Securities Corp.                      5.226% due 12/15/2036 (b)     6,460,000       5,501,853
DLJ Commercial Mortgage Corp.                                  6.410% due 02/18/2031 (b)    12,500,000       5,407,225
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.015% due 01/15/2038 (b)     6,513,000       5,243,727
Chase Commercial Mortgage Securities Corp.                     6.390% due 11/18/2030         5,022,043       5,088,349
GE Capital Commercial Mortgage Corp.                           5.275% due 07/10/2045         5,500,000       4,903,239
J.P. Morgan Chase Commercial Mortgage Securities Corp.         6.150% due 11/15/2035 (b)     4,954,500       4,814,189
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.408% due 09/12/2037 (b)     5,000,000       4,740,285
Wachovia Bank Commercial Mortgage Trust                        5.736% due 01/15/2045 (b)     5,000,000       4,577,710
Mortgage Capital Funding, Inc.                                 6.000% due 03/18/2030 (b)     4,544,000       4,501,046
Wachovia Bank Commercial Mortgage Trust                        5.358% due 10/15/2035 (b)     5,189,000       4,497,810
J.P. Morgan Chase Commercial Mortgage Securities Corp.         0.542% due 01/12/2037 (b)   115,226,502(c)    4,325,603
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.626% due 10/12/2035 (b)     4,469,750       4,279,088
Wachovia Bank Commercial Mortgage Trust                        5.545% due 05/15/2044 (b)     4,432,000       4,028,480
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.542% due 01/12/2043 (b)     4,500,000       3,971,822
Mortgage Capital Funding, Inc.                                 6.000% due 03/18/2030 (b)     3,944,000       3,939,531
CS First Boston Mortgage Securities Corp.                      4.947% due 12/15/2040 (b)     5,000,000       3,891,990
GE Capital Commercial Mortgage Corp.                           5.511% due 11/10/2045 (b)     3,978,000       3,791,842
Wachovia Bank Commercial Mortgage Trust                        5.396% due 07/15/2042 (b)     4,000,000       3,739,976
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.211% due 12/12/2034         3,800,000       3,692,829
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.021% due 01/12/2037         3,650,000       3,450,027
Mortgage Capital Funding, Inc.                                 7.060% due 03/18/2030 (b)     3,250,000       3,314,113
Wachovia Bank Commercial Mortgage Trust                        5.395% due 10/15/2041 (b)     3,493,000       3,277,150
Wachovia Bank Commercial Mortgage Trust                        4.990% due 05/15/2044 (b)     4,036,500       3,275,398
Bank of America Large Loan                                     5.923% due 02/09/2021 (b)     3,200,000       3,199,994
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.542% due 01/12/2043 (b)     3,300,000       3,155,193
CS First Boston Mortgage Securities Corp.                      6.000% due 07/15/2035 (b)    13,468,963       3,113,122
Merrill Lynch Mortgage Trust                                   5.421% due 02/12/2042 (b)     3,675,000       3,106,955
CS First Boston Mortgage Securities Corp.                      6.080% due 08/15/2036 (b)     3,325,000       3,106,927
Bear Stearns Commercial Mortgage Securities, Inc.              6.000% due 11/11/2035 (b)     3,099,999       3,049,624
CS First Boston Mortgage Securities Corp.                      4.783% due 07/15/2036 (b)     3,648,000       2,972,551
CS First Boston Mortgage Securities Corp.                      6.000% due 07/15/2035 (b)     4,478,000       2,939,561
Wachovia Bank Commercial Mortgage Trust                        4.719% due 01/15/2041         3,000,000       2,905,212
Merrill Lynch Mortgage Trust                                   5.593% due 09/12/2042         3,200,000       2,881,952
Morgan Stanley Capital I                                       5.379% due 08/13/2042 (b)     3,000,000       2,867,151
LB UBS Commercial Mortgage Trust                               5.730% due 02/15/2041 (b)     3,000,000       2,833,371
Merrill Lynch Mortgage Trust                                   5.245% due 11/12/2037         3,000,000       2,787,912
LB UBS Commercial Mortgage Trust                               5.350% due 09/15/2040 (b)     3,000,000       2,759,628
GE Capital Commercial Mortgage Corp.                           5.400% due 05/10/2043 (b)     2,972,000       2,697,604
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.543% due 08/12/2037 (b)     2,910,000       2,659,336
CS First Boston Mortgage Securities Corp.                      6.080% due 08/15/2036 (b)     2,700,000       2,641,148
Wachovia Bank Commercial Mortgage Trust                        5.768% due 11/15/2034 (b)     2,500,000       2,488,652
Wachovia Bank Commercial Mortgage Trust                        6.001% due 10/15/2015 (b)     2,500,000       2,457,770
Banc of America Commercial Mortgage, Inc.                      5.053% due 07/10/2043 (b)     2,611,000       2,435,603
Wachovia Bank Commercial Mortgage Trust                        5.382% due 10/15/2035 (b)     2,827,000       2,358,117
Merrill Lynch Mortgage Trust                                   5.383% due 07/12/2038 (b)     2,500,000       2,335,465
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.313% due 08/15/2042 (b)     2,500,000       2,322,247
Merrill Lynch Mortgage Trust                                   5.019% due 09/12/2042         3,107,000       2,314,594
DLJ Commercial Mortgage Corp.                                  7.600% due 02/18/2031 (b)     2,100,000       2,270,667
CS First Boston Mortgage Securities Corp.                      6.294% due 12/15/2035 (b)     2,350,000       2,206,913
Chase Commercial Mortgage Securities Corp.                     7.480% due 02/12/2016 (b)     2,000,000       2,101,954
Wachovia Bank Commercial Mortgage Trust                        5.031% due 11/15/2035 (b)     2,289,000       1,908,007
Commercial Mortgage Pass-Through Certificates                  5.540% due 03/10/2039 (b)     2,000,000       1,843,090
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.720% due 12/12/2044 (b)     1,800,000       1,653,341
CS First Boston Mortgage Securities Corp.                      4.231% due 05/15/2038 (b)     2,000,000       1,643,282
First Union National Bank Commercial Mortgage Corp.            6.155% due 08/15/2033 (b)     1,480,000       1,486,590
LB UBS Commercial Mortgage Trust                               6.017% due 03/15/2039 (b)     1,500,000       1,416,212
Chase Commercial Mortgage Securities Corp.                     7.370% due 06/19/2029 (b)     1,250,000       1,300,575
Commercial Mortgage Pass-Through Certificates                  5.459% due 06/10/2044         1,250,000       1,131,376
CS First Boston Mortgage Securities Corp.                      5.226% due 12/15/2036 (b)     1,307,000       1,088,128
Nationslink Funding Corp.                                      7.050% due 03/20/2030 (b)     1,000,000       1,016,500
Terra LNR                                                      6.571% due 06/15/2017 (b)     1,000,000       1,003,880
CS First Boston Mortgage Securities Corp.                      7.151% due 05/15/2014 (b)     1,000,000       1,001,420
CS First Boston Mortgage Securities Corp.                      6.001% due 02/15/2014 (b)     1,000,000       1,000,790
Lehman Brothers Floating Rate Commercial Mortgage Trust        5.551% due 07/15/2018 (b)     1,000,000         999,995
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.056% due 07/12/2035 (b)     4,658,000         990,188
Lehman Brothers Floating Rate Commercial Mortgage Trust        6.251% due 01/15/2021 (b)       960,000         959,993
Wachovia Bank Commercial Mortgage Trust                        5.468% due 04/15/2042 (b)     1,000,000         934,456
Wachovia Bank Commercial Mortgage Trust                        0.194% due 07/15/2041 (b)   155,219,799(c)      714,942
J.P. Morgan Chase Commercial Mortgage Securities Corp.         5.056% due 07/12/2035 (b)     9,305,040         592,108
Credit Suisse Mortgage Capital Certificates                    6.101% due 04/15/2021 (b)       500,000         499,998
                                                                                                          ------------
   Total Commercial Mortgage-Backed Securities
     (Cost $404,034,860)                                                                                   408,560,925
                                                                                                          ------------

                       See Notes to Financial Statements

CLARION VALUE FUND MASTER, LLC
PORTFOLIO OF INVESTMENTS
April 30, 2006 (unaudited)

                                                                                     Principal
                                                                                      Amount     Value (a)
                                                                                     ---------- ------------
CORPORATE BONDS (20.12%)
Quiksilver, Inc.                                          6.875% due 04/15/2015      $6,500,000 $  6,272,500
WCI Communities, Inc.                                     9.125% due 05/01/2012       5,080,000    5,105,400
Stater Brothers Holdings                                  8.125% due 06/15/2012       5,000,000    5,000,000
Meritage Homes Corp.                                      6.250% due 03/15/2015       4,650,000    4,185,000
Leslie's Poolmart                                         7.750% due 02/01/2013       3,845,000    3,845,000
Standard-Pacific Corp.                                    6.875% due 05/15/2011       3,980,000    3,820,800
Dean Foods Co./Old                                        6.625% due 05/15/2009       3,750,000    3,750,000
Standard-Pacific Corp.                                    9.250% due 04/15/2012       3,635,000    3,744,050
Brown Shoe Co., Inc.                                      8.750% due 05/01/2012       3,435,000    3,641,100
Trustreet Properties, Inc.                                7.500% due 04/01/2015       3,500,000    3,508,750
Delhaize America, Inc.                                    9.000% due 04/15/2031       3,000,000    3,423,861
K. Hovnanian Enterprises, Inc.                            7.750% due 05/15/2013       3,410,000    3,380,163
Russell Corp.                                             9.250% due 05/01/2010       3,155,000    3,296,975
Steinway Musical Instruments                              7.000% due 03/01/2014 (b)   3,250,000    3,225,625
Stripes Acquisition LLC Corp./Susser Financial Corp.      10.625% due 12/15/2013 (b)  3,000,000    3,187,500
Petro Stopping Centers LP                                 9.000% due 02/15/2012       3,000,000    3,033,750
O'Charleys, Inc.                                          9.000% due 11/01/2013       2,800,000    2,856,000
Jean Coutu Group, Inc.                                    8.500% due 08/01/2014       3,000,000    2,812,500
Mylan Laboratories, Inc.                                  5.750% due 08/15/2010       2,850,000    2,778,750
Senior Housing Properties Trust                           8.625% due 01/15/2012       2,250,000    2,463,750
Stanley-Martin Communities LLC                            9.750% due 08/15/2015 (b)   2,500,000    2,287,500
KB Home                                                   7.750% due 02/01/2010       2,125,000    2,189,472
Town Sports International, Inc.                           9.625% due 04/15/2011       2,000,000    2,105,000
Newfield Exploration Co.                                  7.625% due 03/01/2011       2,000,000    2,080,000
Carriage Services, Inc.                                   7.875% due 01/15/2015       2,000,000    2,025,000
K. Hovnanian Enterprises, Inc.                            7.500% due 05/15/2016       2,000,000    1,976,552
Ingles Markets, Inc.                                      8.875% due 12/01/2011       1,890,000    1,975,050
K. Hovnanian Enterprises, Inc.                            6.000% due 01/15/2010       2,000,000    1,931,636
Meritage Homes Corp.                                      7.000% due 05/01/2014       1,800,000    1,705,500
Senior Housing Properties Trust                           7.875% due 04/15/2015       1,637,000    1,694,295
DR Structured Finance Corp.                               9.350% due 08/15/2019       1,464,573    1,581,739
Denny's Corp./Denny's Holdings, Inc.                      10.000% due 10/01/2012      1,500,000    1,563,750
Ashton Woods USA LLC/Ashton Woods Finance Co.             9.500% due 10/01/2015       1,500,000    1,423,125
Autonation, Inc.                                          7.000% due 04/15/2014 (b)   1,175,000    1,180,875
DR Horton, Inc.                                           9.750% due 09/15/2010       1,000,000    1,124,118
DR Horton, Inc.                                           6.875% due 05/01/2013       1,075,000    1,094,909
Foot Locker, Inc.                                         8.500% due 01/15/2022       1,000,000    1,055,000
Host Marriott LP                                          7.125% due 11/01/2013       1,000,000    1,015,000
Mac-Gray Corp.                                            7.625% due 08/15/2015         750,000      768,750
Church & Dwight Co., Inc.                                 6.000% due 12/15/2012         750,000      723,750
DR Structured Finance Corp.                               6.660% due 08/15/2010         745,081      603,516
NPC International, Inc.                                   9.500% due 05/01/2014 (b)     555,000      560,550
Host Marriott LP                                          6.750% due 06/01/2016 (b)     500,000      493,750
Jean Coutu Group, Inc.                                    7.625% due 08/01/2012         500,000      491,250
DR Structured Finance Corp.                               8.375% due 08/15/2015         532,896      442,304
DR Structured Finance Corp.                               8.550% due 08/15/2019          61,221       50,813
                                                                                                ------------
   Total Corporate Bonds
     (Cost $109,721,777)                                                                         107,474,678
                                                                                                ------------
UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS
  (2.24%)
Government National Mortgage Association                  5.938% due 01/16/2047       3,462,073    3,387,150
Government National Mortgage Association                  5.102% due 01/16/2045       2,328,043    2,025,397
Government National Mortgage Association                  5.473% due 09/16/2044       2,102,377    1,968,023
Government National Mortgage Association                  5.485% due 03/16/2046       1,719,859    1,558,890
Government National Mortgage Association                  5.104% due 11/16/2045       1,718,632    1,468,691
Government National Mortgage Association                  5.561% due 03/16/2044       1,117,311    1,035,258
Government National Mortgage Association                  5.325% due 01/16/2044         560,914      496,233
                                                                                                ------------
   Total United States Government Agencies & Obligations
     (Cost $11,998,159)                                                                           11,939,642
                                                                                                ------------
TOTAL SECURITIES (98.86%)
  (Cost $525,754,796) (d)                                                                        527,975,245
                                                                                                ------------
OTHER ASSETS, NET OF LIABILITIES 1.14%                                                             6,091,600
                                                                                                ------------
NET ASSETS (100.00%)                                                                            $534,066,845
                                                                                                ============

(a) See Note B to Financial Statements.
(b) 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at April 30, 2006 was $342,583,820 or 64.15% of net assets. See Note B4.
(c) Represents notional amount of interest-only security.
(d) The cost for federal income tax purposes was $525,754,796. At April 30, 2006 net unrealized appreciation for all securities based on tax cost was $2,220,449. This consisted of aggregate gross unrealized appreciation for all securities of $19,011,416 and aggregate gross unrealized depreciation for all securities of $16,790,967.

Swap agreements outstanding at April 30, 2006:

                                                                                         Notional    Unrealized
Type                                                                                      Amount    Appreciation
----                                                                                    ----------- ------------
Pay a fixed rate equal to 4.915% and receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 03/17/05, Exp. 03/17/15                                                  $10,000,000  $  433,845
                                                                                                     ----------
Pay a fixed rate equal to 4.883% and receive a variable rate based on 3 Month USD-LIBOR
Counterparty: Deutsche Bank
Effective date 12/29/05, Exp. 12/29/15                                                   20,000,000     764,749
                                                                                        -----------  ----------
Total                                                                                                $1,198,594
                                                                                                     ==========

                       See Notes to Financial Statements

CLARION VALUE FUND MASTER, LLC
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

Assets
   Investments, at Value (Cost $525,754,796)   $527,975,245
   Cash                                          17,491,496
   Interest Receivable                            4,549,098
   Receivable for Securities Sold                 3,780,703
   Unrealized Appreciation on Swap Agreements     1,198,594
                                               ------------
       Total Assets                             554,995,136
                                               ------------
Liabilities
   Cash Distribution Payable                     16,407,189
   Payable for Securities Purchased               4,446,144
   Accrued Expenses                                  74,958
                                               ------------
       Total Liabilities                         20,928,291
                                               ------------
Net Assets                                     $534,066,845
                                               ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2006 (unaudited)

Investment Income
   Interest                                                                $20,356,900
                                                                           -----------
Expenses
   Administrative Fees - Note D                                                 81,905
   Legal Fees                                                                   35,811
   Audit Fees                                                                   33,095
   Insurance Fees                                                               29,297
   Custodian Fees - Note D                                                      16,794
   Directors' Fees                                                              12,750
   Other                                                                        34,821
                                                                           -----------
       Total Expenses                                                          244,473
                                                                           -----------
Net Investment Income                                                       20,112,427
                                                                           -----------
Realized and Unrealized Loss on Investments:
   Net Realized Gain (Loss) on:

   Investments                                                              (3,876,616)

   Swaps                                                                       191,340
                                                                           -----------
       Net Realized Loss on Investments and Swaps                           (3,685,276)
                                                                           -----------
Net Change in Unrealized Appreciation (Depreciation) on:

   Investments                                                              (5,764,604)

   Swaps                                                                     1,112,461
                                                                           -----------
       Net Change in Unrealized Depreciation on Investments and Swaps       (4,652,143)
                                                                           -----------
Net Loss on Investments and Swaps                                           (8,337,419)
                                                                           -----------
Net Increase in Net Assets Resulting from Operations                       $11,775,008
                                                                           ===========

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    For the Six
                                                                    Months Ended
                                                                   April 30, 2006    Year Ended
                                                                    (unaudited)   October 31, 2005
                                                                   -------------- ----------------
Increase in Net Assets Resulting from Operations:
   Net Investment Income                                            $ 20,112,427    $ 36,562,370
   Net Realized Loss on Investments and Swaps                         (3,685,276)     (6,417,561)
   Net Change in Unrealized Depreciation on Investments and Swaps     (4,652,143)       (635,442)
                                                                    ------------    ------------
       Net Increase in Net Assets Resulting from Operations           11,775,008      29,509,367
                                                                    ------------    ------------
Contributions/Withdrawals:
   Contributions                                                      30,034,454     219,776,675
   Withdrawals                                                       (58,152,704)    (38,462,692)
                                                                    ------------    ------------
       Net Contributions/Withdrawals                                 (28,118,250)    181,313,983
                                                                    ------------    ------------
   Total Increase (Decrease) in Net Assets                           (16,343,242)    210,823,350
                                                                    ------------    ------------
Net Assets:
   Beginning of Period                                               550,410,087     339,586,737
                                                                    ------------    ------------
   End of Period                                                    $534,066,845    $550,410,087
                                                                    ============    ============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2006 (unaudited)

Cash Flows from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                                                         $  11,775,008
   Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating
     Activities:
       Cost of Securities Purchased                                                                              (219,810,388)
       Proceeds from Sale of Securities                                                                           231,270,362
       Adjustment to Cost of Interest Only Securities                                                                 138,447
       Net Amortization of Premium and Accretion of Discount                                                       (1,988,809)
       Decrease in Receivable for Securities Sold                                                                   4,928,489
       Increase in Interest Receivable                                                                               (303,324)
       Decrease in Receivable from Advisor                                                                             66,895
       Decrease in Payable for Securities Purchased                                                                (7,446,365)
       Increase in Cash Distribution Payable                                                                       15,531,530
       Decrease in Accrued Expenses                                                                                  (128,135)
       Net Interest Received on Swaps                                                                                 191,340
       Net Paydown Gain on Securities                                                                                (782,508)
       Net Change in Unrealized Depreciation on Investments and Swaps                                               4,652,143
       Net Realized Loss on Investments and Swaps                                                                   3,685,276
                                                                                                                -------------
          Net Cash Provided by Operating Activities                                                                41,779,961
                                                                                                                -------------
Cash Flows from Financing Activities:
   Contributions                                                                                                   30,034,454
   Withdrawals                                                                                                    (58,152,704)
                                                                                                                -------------
          Net Cash Used in Financing Activities                                                                   (28,118,250)
                                                                                                                -------------
Net Increase in Cash                                                                                               13,661,711
Cash at Beginning of Period                                                                                         3,829,785
                                                                                                                -------------
Cash at End of Period                                                                                           $  17,491,496
                                                                                                                =============

                      See Notes to Financial Statements.

CLARION VALUE FUND MASTER, LLC
FINANCIAL HIGHLIGHTS

                                                          For the Six
                                                          Months Ended
                                                         April 30, 2006     Year Ended       Year Ended       Year Ended
                                                          (unaudited)    October 31, 2005 October 31, 2004 October 31, 2003
                                                         --------------  ---------------- ---------------- ----------------
Total Investment Return
   Net Asset Value (2)                                          2.18%(3)         7.34%           15.67%            6.65%
Ratios and Supplemental Data
   Net Assets, End of Period (Thousands)                    $534,067         $550,410         $339,587         $341,238
   Ratio of Expenses to Average Net Assets                      0.09%(4)         0.12%            0.09%            0.11%
   Ratio of Net Investment Income to Average Net Assets         7.52%(4)         9.09%            8.71%            8.97%
   Portfolio Turnover Rate                                        41%(3)           76%              87%              57%

(1) Commencement of investment operations was August 1, 2002.
(2) Total investment return is based on net increase in net assets resulting from operations and reflects the effects of changes in the Fund's net assets adjusted for contributions and withdrawals on the performance of the Fund during the period.
(3) Not annualized.
(4) Annualized.

                      See Notes to Financial Statements.

                        CLARION VALUE FUND MASTER, LLC
                         NOTES TO FINANCIAL STATEMENTS
                          April 30, 2006 (unaudited)

A. Organization. Clarion Value Fund Master, LLC (the "Master Fund") was formed on June 20, 2002 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The primary objective of the Master Fund is to provide high current income by investing primarily in commercial mortgage-backed securities.

The Master Fund operates under a "Master/Feeder Fund" structure and, accordingly, certain of its investors are other investment funds (referred to as "feeder funds") investing all or a substantial portion of their assets in the Master Fund. For federal income tax purposes the Master Fund is treated as a partnership, and each investor in the Master Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. Accordingly, as a "pass-through" entity, the Master Fund pays no income dividends or capital gain distributions.

The Master Fund commenced operations August 1, 2002 upon the in-kind contribution by Clarion Value Fund, Inc. of its net assets of $250,797,492, including unrealized appreciation of $3,729,030.

B. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Master Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

   1. Security Valuation: Fixed income securities' valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value.

   2. Federal Income Taxes: The Master Fund is treated as a partnership for federal income tax purposes. As such, each investor in the Master Fund is subject to taxation on its share of the Master Fund's ordinary income and capital gains. The Master Fund's assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

   1. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Master Fund's custodian takes possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Master Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   2. Interest Rate Swap Contracts: The Master Fund may invest in swap contracts. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Master Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between the Master Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Swap contracts typically require periodic interim settlements in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. During the period that the swap contract is open, the contract is marked-to-market as the net amount

                        CLARION VALUE FUND MASTER, LLC
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                          April 30, 2006 (unaudited)

B. Summary of Significant Accounting Policies (continued):

   due to or from the Master Fund in accordance with the terms of the contract based on the interest accrual through valuation date. Changes in the value of swap contracts are recorded as unrealized gains or losses. Periodic cash settlements received or made by the Master Fund on interest rate swaps are recorded in the accompanying Statements of Operations as realized gains or losses, respectively.

   Entering into a swap contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities. Notional principal amounts are used to express the extent of involvement in the transactions, but are not delivered under the contracts. Accordingly, credit risk is limited to any amounts receivable from the counterparty. The fund bears the market risk arising from any change in interest rates.

   6. Restricted Securities: The Master Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

   7. Other: Security transactions are accounted for on the trade date, the date the trade was executed. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income, adjusted for amortization of premium and accretion of discount, is recognized on an accrual basis.

C. Advisory Services: ING Clarion Capital, LLC (the "Adviser") is the investment adviser for the Master Fund. The Adviser receives no asset-based fees from the Master Fund in connection with its services under the Advisory Agreement, but may receive reimbursements for out-of-pocket due diligence and other expenses incurred in managing the Master Fund's investments. Management fees are, however, charged at the feeder funds' level.

D. Administration and Custodian Services: The Bank of New York serves as the Master Fund Administrator and Custodian pursuant to separate administration and accounting and custody agreements.

E. Purchases and Sales: For the six months ended April 30, 2006 the Master Fund made purchases of $181,425,654 and sales of $191,704,149 of investment securities other than long-term U.S. Government and short-term securities. There were purchases of $37,837,578 and sales of $37,722,578 of long-term U.S. Government securities during the year.

F. Indemnifications: In the normal course of business, the Master Fund enters into contracts that contain a variety of indemnifications. The Master Fund's maximum exposure under these arrangements is unknown. The Master Fund does not anticipate recognizing any loss relating to these arrangements.

G. Other: At April 30, 2006, Clarion Value Fund, Inc., Clarion Fund PLC and Clarion Value Reserve (BVI) L.P. are the only investors invested in the Master Fund, and own 87.0%, 8.4% and 4.6% of the net assets of the Master Fund, respectively.

Item 2. Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Treasurer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act (17 CFR 270.30a-2) in the exact form set forth below:
Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Clarion Value Fund Master, LLC

By:    /s/ Daniel Heflin
       ---------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer

Date:  July 7, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Daniel Heflin
       ---------------------------------
Name:  Daniel Heflin
Title: President and Chief Executive Officer

Date:  July 7, 2006

By:    /s/ Ryan Martin
       -------------------------
Name:  Ryan Martin
Title: Chief Financial Officer

Date:  July 7, 2006